Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 28,000,000 Units, inclusive of 3,000,000 Units sold to the underwriters on March 18, 2019 upon the underwriters' election to partially exercise their over-allotment option at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant ("Public Warrant"). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 28,000,000 Units, inclusive of 3,000,000 Units sold to the underwriters on March 18, 2019 upon the underwriters' election to partially exercise their over-allotment option at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant ("Public Warrant"). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).